Exceptional items - Additional Information (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Analysis of income and expense [abstract]
Business transformation program	€ 2.4	€ 0.0	€ 3.4	€ 0.0
Brexit	1.1	0.2	4.3	0.4
Goodfella's Pizza & Aunt Bessie's integration costs	0.0	1.0	0.0	3.0
Factory optimization	1.0	4.1	1.8	4.7
Exceptional Items, Tax Expense (Income), Continuing Operations	€ (0.7)	€ (1.1)	(1.9)	(1.6)
Cash flows relating to exceptional items			€ (16.7)	€ (2.3)